[Invesco Aim logo appears here]
—service mark—
Invesco Aim Advisors, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, Tx 77046-1173
713 626 1919
www.invescoaim.com
December 11, 2009
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Investment Securities Funds CIK No. 0000842790
Ladies and Gentlemen:
On behalf of AIM Investment Securities Funds (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a) (2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 41 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed pursuant to paragraph a(1) of Rule 485 under the 1933 Act to register Class A5, B5 and C5 shares of AIM Money Market Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.

Very truly yours,
/s/ Peter Davidson
Peter Davidson
Counsel